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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08326

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                          MFS VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

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              111 Huntington Avenue, Boston, Massachusetts  02199
              (Address of principal executive offices) (Zip code)

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                                Susan S. Newton
                   Massachusetts Financial Services Company
                             111 Huntington Avenue
                          Boston, Massachusetts  02199
                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

                               -----------------

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2013 - August 16, 2013*

* The MFS High Income Series, a series of the Registrant, reorganized into the MFS High Yield Portfolio, a series of MFS Variable Insurance Trust II
   ("VIT II"), on 08/16/2013. The MFS Strategic Income Series, a series of the Registrant, reorganized into the MFS Strategic Income Portfolio, a series of VIT II on 8/16/2013. The Reporting Period for the MFS High Income Series and MFS Strategic Income Series is 07/01/2013 - 08/16/2013.

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08326
Reporting Period: 07/01/2013 - 08/16/2013
MFS Variable Insurance Trust




============ MFS Variable Insurance Trust - MFS High Income Series =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========== MFS Variable Insurance Trust - MFS Strategic Income Series ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title):  JOHN M. CORCORAN*
                           --------------------------------------
                           John M. Corcoran, Principal Executive
                           Officer & President

Date:  November 21, 2013

*By (Signature and Title)  /s/ Susan S. Newton
                           --------------------------------------
                           Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of John M. Corcoran pursuant to a Power of Attorney dated July 8th, 2013. (1)

(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 56 filed with the SEC via EDGAR on July 26, 2013.